CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		184 Months Ended	193 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	May 31, 2014
Consolidated Statements Of Operations
Revenue
Operating expense
Selling, general and administrative	690,521	468,166	1,775,114	2,511,763	2,885,845	1,648,086	14,271,837	16,046,951
Research and development	171,875	115,813	472,137	224,490	356,877	672,443	2,947,016	3,419,153
Total operating expense	862,396	583,979	2,247,251	2,736,253	3,242,722	2,320,529	17,218,853	19,466,104
Loss from operations	(862,396)	(583,979)	(2,247,251)	(2,736,253)	(3,242,722)	(2,320,529)	(17,218,853)	(19,466,104)
Other income (expense)
Interest income							98,582	98,582
Interest expense - other	(54,403)		(137,788)	(30,325)	(30,325)	(26,231)	(68,949)	(206,737)
Interest expense - accretion of debt discount	(15,464)		(15,828)	(999,485)	(999,485)	(515)	(1,000,000)	(1,015,828)
Loss on disposal of fixed assets							(5,307)	(5,307)
Gain on dissolution of foreign subsidiary							59,704	59,704
Foreign exchange loss						(55)	(86,428)	(86,428)
Change in fair value of warrant liability							2,128,331	2,128,331
Payable written off						156,109	186,109	186,109
Total other income (expense)	(69,867)		(153,616)	(1,029,810)	(1,029,810)	129,308	1,312,042	1,158,426
Loss from continuing operations	(932,263)	(583,979)	(2,400,867)	(3,766,063)	(4,272,532)	(2,191,221)	(15,906,811)	(18,307,678)
Loss from discontinued operations						(242,210)	(404,307)	(404,307)
Net loss	$ (932,263)	$ (583,979)	$ (2,400,867)	$ (3,766,063)	$ (4,272,532)	$ (2,433,431)	$ (16,311,118)	$ (18,711,985)
Basic and Diluted Loss per Common Share, Continuing operations					$ (0.19)	$ (0.11)
Basic and Diluted Loss per Common Share, Discontinued operations						$ (0.01)
Basic and Diluted Loss per Common Share	$ (0.04)	$ (0.02)	$ (0.10)	$ (0.17)	$ (0.19)	$ (0.12)
Weighted average number of common shares outstanding - basic and diluted	24,306,612	24,174,652	24,270,086	22,174,541	22,686,892	20,638,360